EQUITY - Composition of share capital (Details) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY
Preferred shares outstanding	10,141,892	9,836,873	8,389,462	8,268,215
Par value per share	$ 0.00001	$ 0.00001
Preferred shares
EQUITY
Preferred shares outstanding	10,141,892	9,836,873	8,389,462
Authorized	26,094,980
Series Seed Preferred shares
EQUITY
Preferred shares outstanding	698,000	698,000	698,000
Authorized	698,000
Par value per share	$ 0.00001
Series A1 Preferred shares
EQUITY
Preferred shares outstanding	1,314,285	1,314,285	1,314,285
Authorized	1,314,285
Par value per share	$ 0.00001
Series A2 Preferred shares
EQUITY
Preferred shares outstanding	264,983	264,983	264,983
Authorized	264,983
Par value per share	$ 0.00001
Series B Preferred shares
EQUITY
Preferred shares outstanding	2,352,445	2,352,445	2,352,445
Authorized	2,352,445
Par value per share	$ 0.00001
Series C Preferred shares
EQUITY
Preferred shares outstanding	3,232,616	3,232,616	2,000,000
Authorized	5,232,616
Par value per share	$ 0.00001
Ordinary shares
EQUITY
Preferred shares outstanding	2,279,563	1,974,544	1,759,749
Authorized	16,232,651
Par value per share	$ 0.00001